Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Revenues from third parties, net	$ 945,309	$ 1,201,124	$ 1,546,972
Revenues from related parties, net	119	215	125
Total revenues	945,428	1,201,339	1,547,097
Costs and expenses:
Cost of revenues	681,931	714,233	798,519
Research and development	171,392	175,557	151,386
General and administrative	25,037	28,503	29,281
Reversal of credit losses	0	0	(190)
Sales and marketing	23,856	25,459	23,080
Total costs and expenses	902,216	943,752	1,002,076
Operating income	43,212	257,587	545,021
Non operating income (loss):
Interest income	8,746	4,813	876
Changes in fair value of financial assets at fair value through profit or loss	1,655	1,246	(284)
Foreign currency exchange gains (losses), net	(768)	5,506	1,096
Finance costs	(6,080)	(2,783)	(1,074)
Share of losses of associates	(598)	(743)	(1,392)
Other gains (losses)	(1,932)	10,694
Other income	158	245	349
Total non operating income (loss)	1,181	18,978	(429)
Profit before income taxes	44,393	276,565	544,592
Income tax expense (benefit)	(5,028)	41,098	110,657
Profit for the year	49,421	235,467	433,935
Loss attributable to noncontrolling interests	1,195	1,515	2,961
Profit attributable to Himax Technologies, Inc. stockholders	$ 50,616	$ 236,982	$ 436,896
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$ 0.15	$ 0.68	$ 1.25
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	0.14	0.68	1.25
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders	0.29	1.36	2.50
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders	$ 0.29	$ 1.36	$ 2.50